UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549
                                FORM 13F
                          FORM 13-F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2002 Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement
                                     [ ] adds new holdings
entries.
Institutional Investment Manager Filing this Report:
Name:   Greenleaf Capital Management
             803 Tower East
             20600 Chagrin Blvd.
             Shaker Heights, OH 44122
13-F File Number:
The institutional investment manager filing this report and the person
by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.
Person signing this Report on Behalf of Reporting Manager:
Name:   Geofrey J. Greenleaf
Title:  Chairman and President
Phone:  (216) 752-8900
Signature, Place, and Date of Signing:
      Geofrey J. Greenleaf   Shaker Heights, OH    March 31, 2002
Report Type (Check only one.):
[X]          13F HOLDINGS REPORT.
[ ]          13F NOTICE.
[ ]          13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE
REPORT SUMMARY:
Number of Other Included Managers:         0
Form 13F Information Table Entry Total:    108
Form 13F Information Table Value Total:    $114,914
List of Other Included Managers:
No.  13F File Number      Name

                                                                          Item 6:                               Item 8:
          Item 1:     Item 2:      Item 3:    Item 4:   Item 5: Investment Discr Item 7:      Voting Authority
        Name of Issuer      Title of Class    CUSIP   Fair Market Shares or           (b) Shared-
Managers            (Shares)
                                               Number    Value    Principal (a) Sole  As Defined (c) ShareSee Instr
(a) Sol (b) Shar(c) None
                                                                   Amount              in Instr.       Other
3M Co.                     Common           88579Y101      384.6     3,127     3,127
         3,127
Abbott Laboratories        Common           002824100    1,515.0    40,240    40,240
                40,240
AER Energy Resources       Common           000944108       15.0    66,517    66,517
                  66,517
Agilent Technologies Inc.  Common           00846U101      873.5    36,936    36,936
                  36,936
American Int'l Group       Common           026874107    2,445.8    35,846    35,846
                35,846
American Power Conversion  Common           029066107    1,476.6   116,910   116,910
                        116,910
Amgen Inc.                 Common           031162100    1,163.5    27,781    27,781
            27,781
Anthracite Cap Inc.        Common           037023108    1,660.9   125,350   125,350
                125,350
AOL Time Warner            Common           00184A105      815.6    55,445    55,445
                  55,445
Applera Corp - App. Bio GrpCommon           038020103    1,974.8   101,325   101,325
                       101,325
Associated Estates Realty CCommon           045604105      602.7    56,856    56,856
                   56,856
Asyst Technologies         Common           04648X107    1,780.8    87,510    87,510
                87,510
Atlas Pipeline Partners, L.Unit L.P. Int.   049392103      953.3    41,360    41,360
              41,360
Avalon Bay Communities, IncCommon           053484101    1,239.9    26,550    26,550
                       26,550
Avery Dennison             Common           053611109    2,005.9    31,967    31,967
              31,967
BB&T Corp                  Common           054937107    3,729.5    96,618    96,618
              96,618
BJ Wholesale Club          Common           05548J106    1,565.6    40,665    40,665
               40,665
BP PLC - Spon ADR          Common           055622104      774.5    15,339    15,339
                   15,339
Bristol-Meyers Squibb      Common           110122108      958.2    37,285    37,285
                37,285
Caremark RX Inc.           Common            141705103     672.4    40,750    40,750
               40,750
Cedar Fair                 Dep. Unit        150185106    3,834.9   161,403   161,403
         161,403
Cisco Systems              Common           17275R102    2,342.9   167,948   167,948
              167,948
CitiGroup Inc.             Common           172967101    1,236.2    31,901    31,901
            31,901
Cleveland-Cliffs Inc.      Common           185896107      326.1    11,814    11,814
             11,814
Comcast Corp. CL A         CL A             200300101    1,981.9    84,590    84,590
               84,590
Corinthian Colleges, Inc.  Common           218868107      709.8    20,944    20,944
                20,944
Credence Systems           Common           225302108      760.4    42,790    42,790
               42,790
Curon Medical Inc.         Common           231292103       43.4    12,500    12,500
              12,500
Cypress Semiconductor Corp.Common           232809109      227.7    15,000    15,000
                      15,000
Delano Technology Corp     Common            245701107       3.7    20,585    20,585
                  20,585
Dell Computer Corp.        Common            247025109     705.8    27,000    27,000
                27,000
Developers Diversified RealCommon           251591103      562.5    25,000    25,000
                   25,000
Dow Chemical               Common           260543103      673.1    19,577    19,577
             19,577
Duke Realty Corp.          Common           264411505    1,737.7    60,025    60,025
                60,025
Electro Scientific Ind.    Common           285229100      540.3    22,235    22,235
             22,235
Emerson Electric           Common           291011104    1,805.9    33,748    33,748
              33,748
Expeditors Int'l Wash.     Common           302130109    2,984.4    90,000    90,000
                90,000
Exxon Mobil Corp.          Common           30231G102    3,924.9    95,916    95,916
                 95,916
Fifth Third Bancorp        Common           316773100      680.5    10,210    10,210
              10,210
Fleet Boston Corp.         Common           33901A108      379.9    11,742    11,742
               11,742
General Electric           Common           369604103    1,297.6    44,667    44,667
            44,667
Genomic Solutions          Common           37243R109       14.5    20,747    20,747
               20,747
Genzyme                    Common           372917104      692.2    35,975    35,975
          35,975
Gilead Sciences Inc.       Common           375558103    1,582.8    48,140    48,140
               48,140
Grey Wolf, Inc.            Common            397888108      53.2    13,000    13,000
           13,000
Guidant Corp.              Common           401698105      473.9    15,675    15,675
            15,675
Harmonic, Inc.             Common           413160102      138.9    37,960    37,960
            37,960
Henry (Jack) & Assoc., Inc.Common           426281101      927.1    55,550    55,550
                   55,550
Hewlett Packard            Common           428236103      164.4    10,756    10,756
             10,756
Home Depot                 Common           437076102      342.1     9,315     9,315
            9,315
IBM                        Common           459200101      491.0     6,819     6,819
      6,819
Illinois Tool Works        Common           452308109    2,993.7    43,831    43,831
               43,831
Impac Mortgage Holdings, InCommon           45254P102      134.8    10,000    10,000
                     10,000
Intel                      Common           458140100    2,367.7   129,596   129,596
      129,596
Iomed, Inc.                Common           462028101        9.0    10,000    10,000
        10,000
Johnson & Johnson          Common           478160104      352.1     6,738     6,738
               6,738
Kadant, Inc.               Common           48282T104      215.8    13,077    13,077
          13,077
KeyCorp                    Common           493267108      274.5    10,254    10,254
          10,254
Kimberly-Clark Corp        Common           494368103      304.6     4,913     4,913
               4,913
Lilly, Eli & Co.           Common           532457108      386.3     6,850     6,850
         6,850
Markwest Energy Partners L.Unit L.P. Int.    570759100     317.1    14,750    14,750
                   14,750
Matria Healthcare Inc.     Common           576817100      419.4    51,018    51,018
               51,018
Medimmune Inc.             Common           584699102      370.3    14,025    14,025
               14,025
Medtronic Inc.             Common           585055106    1,776.2    41,451    41,451
            41,451
Merck                      Common           589331107    1,449.2    28,618    28,618
         28,618
MFS Multimarket Income TrusSh.Ben.Int        552737108     249.7    42,533    42,533
                      42,533
Microsoft                  Common           594918104    3,481.5    63,647    63,647
          63,647
Morton Industrial Group, InCommon           619328107       10.8    43,026    43,026
                  43,026
National City Corp.        Common           635405103      294.7     8,862     8,862
             8,862
Neogen                     Common           640491106    3,910.5   287,450   287,450
          287,450
Newell Rubbermaid, Inc.    Common            651229106     220.0     6,275     6,275
                 6,275
Nortel Networks Corp.      Common           656569100       49.8    34,370    34,370
                 34,370
Nuance Communications, Inc.Common           669967101       86.6    20,715    20,715
                     20,715
Occidental Petroleum Corp. Common           674599105      897.7    29,934    29,934
                    29,934
Omnicom Group Inc.         Common           681919106    1,185.2    25,877    25,877
                  25,877
Parlex Corporation         Common           701630105      296.5    24,500    24,500
              24,500
Penn Virginia Resource PtnrCommon            707884102     969.0    47,850    47,850
                   47,850
PetsMart Inc.              Common            716768106     194.1    12,100    12,100
           12,100
Pfizer, Inc.               Common           717081103    2,426.7    69,335    69,335
        69,335
Plato Learning, Inc.       Common           72764Y100    2,220.1   224,935   224,935
                224,935
PNC Financial Serv. Group  Common           693475105      339.8     6,500     6,500
                   6,500
Power Integrations, Inc.   Common            739276103     391.9    21,895    21,895
                21,895
Procter & Gamble           Common           742718109    4,061.5    45,481    45,481
                45,481
Proxim Corp. CL A          CL A              744283102      54.0    18,000    18,000
            18,000
Royal Dutch Petroleum      Common           780257804    1,958.4    35,433    35,433
                   35,433
SBC Communications, Inc.   Common           78387G103      218.9     7,178     7,178
                     7,178
Schlumberger Ltd.          Common           806857108      230.2     4,950     4,950
             4,950
Sky Financial Group, Inc.  Common           83080P103      275.0    13,000    13,000
                 13,000
Sovereign Bancorp          Common           845905108    4,000.5   267,591   267,591
                 267,591
Steris Corp.               Common           859152100    1,241.7    64,975    64,975
          64,975
Suntrust Bks Inc           Common           867914103      338.6     5,000     5,000
            5,000
Target Corp.               Common           87612E106      213.4     5,600     5,600
          5,600
Texas Instruments          Common           882508104      484.2    20,432    20,432
              20,432
Thermo Electron Corp.      Common           883556102      337.0    22,850    22,850
                  22,850
TJX Companies, Inc.        Common           872540109    2,774.9   141,502   141,502
                  141,502
TRW                        Common           872649108      543.1     9,531     9,531
       9,531
Templeton Global Inc.Fund  Common           880198106      639.5    84,139    84,139
                    84,139
TYCO International Ltd.    Common           902124106    1,172.3    86,775    86,775
                   86,775
Ventana Medical Systems    Common           92276H106    1,117.3    50,900    50,900
                     50,900
Verizon Communications     Common           92343V104      694.6    17,300    17,300
                     17,300
Viacom Inc. - Cl B         CL B             925524308      482.3    10,870    10,870
          10,870
Vitesse Semiconductor Corp.Common           928497106      235.5    75,730    75,730
                     75,730
Wal-Mart Stores            Common            931142103     226.9     4,124     4,124
             4,124
Walgreen                   Common           931422109      398.7    10,320    10,320
         10,320
Washington Mutual, Inc.    Common            939322103   2,052.6    55,312    55,312
                   55,312
Watson Pharmaceuticals Inc Common           942683103    1,563.3    61,865    61,865
                     61,865
Wells Fargo Company        Common            949740104   2,104.4    42,038    42,038
                   42,038
Wyeth                      Common            983024100     652.8    12,750    12,750
        12,750


13F REPORT  2NDQ 2002                       GRAND TOTAL  114,913.9







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